THE ADVISORS' INNER CIRCLE FUND II

                        FROST DIVIDEND VALUE EQUITY FUND
                       FROST DIVERSIFIED STRATEGIES FUND

 SUPPLEMENT DATED MAY 28, 2013 TO THE CLASS A SHARES PROSPECTUS, INSTITUTIONAL
    CLASS SHARES PROSPECTUS (TOGETHER, THE "PROSPECTUSES") AND STATEMENT OF
        ADDITIONAL INFORMATION (THE "SAI"), EACH DATED DECEMBER 3, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                             PROSPECTUSES AND SAI.

A. NEW SUB-ADVISER FOR THE FROST DIVERSIFIED STRATEGIES FUND

On May 22, 2013, shareholders of the Frost Diversified Strategies Fund (the "Diversified Strategies Fund") approved a new investment sub-advisory agreement between Frost Investment Advisors, LLC and Cinque Partners LLC with respect to the Diversified Strategies Fund. Accordingly, the Class A Shares Prospectus and SAI are supplemented as follows:

     1. THE FOLLOWING PARAGRAPHS ARE ADDED AFTER THE LAST PARAGRAPH OF THE SUBSECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 42 OF THE CLASS A SHARES PROSPECTUS:

In managing its portion of the Fund's assets, Cinque Partners LLC ("Cinque"), the Fund's sub-adviser, uses a systematic, proprietary process that combines individual stock selection and sector and index exposures into a portfolio that is then coupled with an option hedging strategy. Cinque selects stocks for the Fund using its Combo Rank Stock model, which analyzes measures of value, growth, balance sheet analysis and overall profitability of a company. The output of this model is then ranked within each sector of the S&P Composite 1500 Index universe. Cinque then selects a stock based on its ratings and establishes a target weight that is based on Cinque's thorough qualitative and quantitative assessment of that company's risk-reward characteristics. Sector or index ETFs may also be selected to capture macroeconomic performance inputs through the economic cycle. Cinque periodically reviews the companies in its investment universe in order to re-evaluate whether or not the assumptions and tenets (price targets, balance sheet quality, operating trends, potential stock downside) of the original investment thesis still hold.

Cinque also intends to utilize an option strategy that includes buy-writes, protective puts and long-call options in an attempt to improve portfolio downside protection and increase portfolio income. Cinque analyzes over 400 different options combinations, using S&P 500 Index options, to arrive at the position that, in Cinque's view, provides the best chance of capturing the excess return associated with the Fund's long portfolio, while reducing the downside risk associated with the market. Cinque also may sell call options to take advantage of what it perceives to be mispriced options premiums based on its view of market volatility.

     2. THE PARAGRAPH UNDER THE SUBSECTION ENTITLED "INVESTMENT ADVISER" ON PAGE 47 OF THE CLASS A SHARES PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

Frost Investment Advisors, LLC ("Frost") serves as investment adviser to the Fund. Cinque Partners LLC ("Cinque") serves as investment sub-adviser to the Fund.

     3. THE FOLLOWING IS ADDED AFTER THE LAST PARAGRAPH UNDER THE SUBSECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 47 OF THE CLASS A SHARES
          PROSPECTUS:

Alan Adelman, Managing Partner and Chief Investment Officer at Cinque, has served on the portfolio team for the Fund since 2013.

Jack Cowling, CFA, Senior Portfolio Manager and Partner at Cinque, has served on the portfolio team for the Fund since 2013.

Fred Wahl, CFA, CIMA, Senior Portfolio Manager and Partner at Cinque, has served on the portfolio team for the Fund since 2013.

Pierre Brachet, CFA, Portfolio Manager and Partner at Cinque, has served on the portfolio team for the Fund since 2013.

     4. THE FIRST SENTENCE OF THE SECOND PARAGRAPH UNDER THE SECTION ENTITLED "INVESTMENT ADVISER" ON PAGE 84 OF THE CLASS A SHARES PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

The Adviser oversees the sub-advisers to the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Mid Cap Equity Fund, the Frost Small Cap Equity Fund, the Frost International Equity Fund, the Frost Cinque Large Cap Buy-Write Equity Fund, the Frost Diversified Strategies Fund, and the Frost Kempner Treasury and Income Fund (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") to ensure their compliance with the investment policies and guidelines of these Funds, and monitors each Sub-Adviser's adherence to its investment style.

     5. THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "SUB-ADVISERS" ON PAGE 87 OF THE CLASS A SHARES PROSPECTUS IS DELETED AND REPLACED WITH THE
          FOLLOWING:

The Sub-Advisers for the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Mid Cap Equity Fund, the Frost Small Cap Equity Fund, the Frost International Equity Fund, the Frost Cinque Large Cap Buy-Write Equity Fund, the Frost Diversified Strategies Fund, and the Frost Kempner Treasury and Income Fund are responsible for the day-to-day management of these Funds, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds.

     6. THE SUBSECTION ENTITLED "FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND" ON PAGE 90 OF THE CLASS A SHARES PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

     o FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND AND FROST DIVERSIFIED STRATEGIES FUND

Cinque Partners LLC (Cinque), a Delaware limited liability company established in 2011, serves as the sub-adviser to the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. Cinque's principal place of business is 11836 San Vicente Boulevard, Los Angeles, CA 90049. As of September 30, 2012, Cinque had approximately $170 million in assets under management. Cinque is responsible for the day-to-day management of the Frost Cinque Large Cap Buy-Write Equity Fund's and the Frost Diversified Strategies Fund's investments.

Alan Adelman is jointly and primarily responsible for the day-to-day management of the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. Mr. Adelman joined Cinque in 2012. Prior to joining Cinque, Mr. Adelman joined Wells Fargo Private Client Services (PCS) in 2000 as its Chief Investment Strategist, providing investment strategy for 220 portfolio managers, 1200 registered representatives, 600 personal trust officers and 150 private bankers. He served as the Chief Investment Officer for Wells Fargo's offshore trust company and he oversaw the PCS Flagship Wells Fargo Signature Core Equity Strategy, which was used as the model for separate accounts, commingled funds and unit trusts. He received his BS from Arizona State University Alan also completed the United Asset Management Leadership Program at Harvard Business School and the Equity Derivatives Program at the Columbia University School of Business.

Jack Cowling, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. Mr. Cowling joined Cinque in 2012. Prior to joining Cinque, Mr. Cowling joined Wells Fargo Private Client Services (PCS) in 2001 as Senior Portfolio Manager, providing investment strategy and advice for local Bank clients. He served as a senior member of the PCS Flagship Wells Fargo Signature Core Equity Strategy Team, which is used as the model for separate accounts, commingled funds and unit trusts. Prior to joining Wells Fargo, Jack was a Senior Partner and Manager of Quantitative Research for First Investment Advisors, a private client advisory firm based in Charlotte, North Carolina. He received his Bachelor degree Summa Cum Laude from the University of North Florida.

Fred Wahl, CFA, CIMA, is jointly and primarily responsible for the day-to-day management of the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. Mr. Wahl joined Cinque in 2012. Prior to joining Cinque, Mr. Wahl worked with a team of portfolio managers and relationship managers providing alternative investment and advisory services to ultra-high net worth clients of Wells Fargo. Mr. Wahl was also a contributor to the Wells Fargo Wealth Management Investment Strategy team and was one of the creators of the stock ranking and target price models used to assess attractiveness of holdings within Wells Fargo client portfolios. He has over 30 years of experience, primarily in the trust and investment management business (and 2 years as an institutional broker). Prior to joining Wells Fargo in 1992, he managed the fixed income portion of the American Airlines pension plan as a member of the in-house portfolio management team, and supported its plan sponsor group with equity analysis to aid in monitoring over 40 outside investment managers. Mr. Wahl's early career consisted of work in traditional Trust investment management, bank portfolio management, and chief investment officer of a bank-owned registered investment advisor. He received his Bachelor of Science in Economics & Finance from Lehigh University

Pierre Brachet, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. Mr. Brachet joined Cinque in 2012. Prior to joining Cinque, Mr. Brachet provided statistical analysis and data management support for Private Client Services' (PCS) Wells Fargo Signature Core equity model as well as for the PCS Asset Allocation team. He received his MBA from Portland State University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

     7. THE LAST ROW OF THE CHART UNDER THE SUBSECTION ENTITLED "INVESTMENT ADVISER" ON PAGE 39 OF THE SAI IS DELETED AND REPLACED WITH THE
          FOLLOWING:


--------------------------------------------------------------------------------
FUND                                                          SUB-ADVISER
--------------------------------------------------------------------------------
Frost Cinque Large Cap Buy-Write Equity                   Cinque Partners LLC
Fund and Frost Diversified Strategies Fund
--------------------------------------------------------------------------------

     8. THE LAST PARAGRAPH UNDER THE SUBSECTION ENTITLED "INVESTMENT SUB-ADVISERS" ON PAGE 43 OF THE SAI IS DELETED AND REPLACED WITH THE
          FOLLOWING:

FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND AND FROST DIVERSIFIED STRATEGIES
FUND

Cinque Partners LLC ("Cinque"), a Delaware corporation established in 2011, serves as the sub-adviser to the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. The Sub-Adviser's principal place of business is located at 11836 San Vicente Boulevard, Los Angeles, CA 90049. As of September 30, 2012, Cinque had approximately $170 million in assets under management. The Sub-Adviser is responsible for the day-to-day management of the Frost Cinque Large Cap Buy-Write Equity Fund's and Frost Diversified Strategies Fund's investments.

     9. THE FIRST SENTENCE UNDER THE SUBSECTION ENTITLED "SUB-ADVISORY AGREEMENTS" ON PAGE 44 OF THE SAI IS DELETED AND REPLACED WITH THE
          FOLLOWING:

The Adviser and Thornburg, KCM, and LKCM have entered into investment sub-advisory agreements dated April 28, 2008, as amended, Cambiar has entered into an investment sub-advisory agreement dated June 29, 2010, and Cinque has entered into an investment sub-advisory agreement dated November 14, 2012, as amended (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements").

     10. THE FOLLOWING TEXT IS ADDED AFTER THE FIFTH ROW OF THE CHART UNDER THE SUBSECTION ENTITLED "SUB-ADVISORY FEES" ON PAGE 44 OF THE SAI:

--------------------------------------------------------------------------------
FUND                                                       SUB-ADVISORY FEE
--------------------------------------------------------------------------------
Frost Diversified Strategies Fund                          0.60%
--------------------------------------------------------------------------------

     11. THE FIRST SENTENCE OF THE LAST PARAGRAPH UNDER THE SECTION ENTITLED "PORTFOLIO MANAGERS -COMPENSATION" ON PAGE 46 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

Cinque compensates the portfolio managers of the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund for their management of the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund.

     12. FOOTNOTE 1 OF THE CHART UNDER THE SUBSECTION ENTITLED "PORTFOLIO MANAGERS - FUND SHARES OWNED BY PORTFOLIO MANAGERS" ON PAGE 46 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:


(1) Valuation date is July 31, 2013 unless otherwise noted.

     13. THE FOLLOWING TEXT IS ADDED AFTER THE LAST ROW OF THE CHART UNDER THE SUBSECTION ENTITLED "PORTFOLIO MANAGERS - FUND SHARES OWNED BY PORTFOLIO MANAGERS" ON PAGE 47 OF THE SAI:


--------------------------------------------------------------------------------
NAME                                DOLLAR RANGE OF FUND SHARES OWNED
--------------------------------------------------------------------------------
CINQUE
--------------------------------------------------------------------------------
Alan Adelman                        None (Frost Cinque Large Cap Buy-Write
                                    Equity Fund)
                                    None (Frost Diversified Strategies Fund)(2)
--------------------------------------------------------------------------------
Jack Cowling                        None (Frost Cinque Large Cap Buy-Write
                                    Equity Fund)
                                    None (Frost Diversified Strategies Fund)(2)
--------------------------------------------------------------------------------
Fred Wahl                           None (Frost Cinque Large Cap Buy-Write
                                    Equity Fund)
                                    None (Frost Diversified Strategies Fund)(2)
--------------------------------------------------------------------------------
Pierre Brachet                      None (Frost Cinque Large Cap Buy-Write
                                    Equity Fund)
                                    None (Frost Diversified Strategies Fund)(2)
--------------------------------------------------------------------------------

(2)  Valuation date is April 30, 2013.
                                       4

     14. THE PARAGRAPH UNDER THE SUBSECTION ENTITLED "PORTFOLIO MANAGERS - CONFLICTS OF INTEREST -CINQUE" ON PAGE 50 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

Potential conflicts of interest may arise because Cinque provides portfolio management services for other clients besides the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. Such other clients may have the same or substantially similar investment objectives as the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund. As a result, Cinque could potentially have an incentive to favor another client account over that of the Frost Cinque Large Cap Buy-Write Equity Fund and the Frost Diversified Strategies Fund, including with respect to allocation of investment opportunities. Cinque has policies and procedures in place designed to address such conflicts and to ensure that allocations among all clients are made in a fair and equitable manner. Among other things, Cinque may consider its clients' investment objectives, risk tolerance, return targets, diversification considerations, and liquidity needs.

B. CHANGE IN PORTFOLIO MANAGERS FOR THE FROST DIVIDEND VALUE EQUITY FUND

Effective December 17, Craig Leighton, CFA became a portfolio manager of the Frost Dividend Value Equity Fund. Accordingly, the Prospectuses and SAI are supplemented as follows:

     1. THE FOLLOWING TEXT IS ADDED AT THE END OF THE SUBSECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 10 OF EACH OF THE PROSPECTUSES:

Craig Leighton, CFA, Senior Research Analyst and Senior Fund Manager, has served on the portfolio team for the Fund since 2012.

     2. THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FOURTH PARAGRAPH UNDER THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 86 OF THE CLASS A SHARES PROSPECTUS AND PAGE 81 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

Craig Leighton, CFA, Senior Research Analyst at Frost, serves as Senior Fund Manager of the Frost Dividend Value Equity Fund. Mr. Leighton is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Leighton joined Frost Investment Advisors in 2012. Prior to joining Frost, he worked for Crossfield Capital Ventures, LLC and Lord, Abbett & Co. He earned a bachelor's degree in Aeronautical Engineering from Rensselaer Polytechnic Institute and a master's degree in Aeronautical Engineering from Princeton University. Mr. Leighton is a holder of the right to use the Chartered Financial Analyst (CFA([R])) designation and is a member of the CFA Institute.

     3. THE FOLLOWING TEXT IS ADDED UNDER THE REFERENCE TO TJ QATATO IN THE CHART UNDER THE SUBSECTION ENTITLED "PORTFOLIO MANAGERS - FUND SHARES OWNED BY PORTFOLIO MANAGERS" ON PAGE 46 OF THE SAI:


--------------------------------------------------------------------------------
NAME                                    DOLLAR RANGE OF FUND SHARES OWNED
--------------------------------------------------------------------------------
Craig Leighton                     None (Frost Dividend Value Equity Fund)(2)
--------------------------------------------------------------------------------

(2)  Valuation date is April 30, 2013.

     4. THE LAST SENTENCE OF THE PARAGRAPH UNDER THE SUB-SECTION ENTITLED "PORTFOLIO MANAGERS -- OTHER ACCOUNTS" ON PAGE 47 IS AND REPLACED WITH THE FOLLOWING:

The information below is provided as of July 31, 2012 unless otherwise noted.

     5. THE FOLLOWING TEXT IS ADDED UNDER THE REFERENCE TO TJ QATATO IN THE CHART UNDER THE SUBSECTION ENTITLED "PORTFOLIO MANAGERS - OTHER ACCOUNTS" ON PAGE 47 OF THE SAI:



------------------------------------------------------------------------------------------------------------------------------------
                          REGISTERED                           OTHER POOLED
                     INVESTMENT COMPANIES                   INVESTMENT VEHICLES                        OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
               NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF          TOTAL ASSETS
NAME           ACCOUNTS           ($ MILLIONS)          ACCOUNTS           ($ MILLIONS)          ACCOUNTS           ($ MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Craig Leighton    0(1)                 $0(1)               0(1)                $0(1)                 0(1)                $0(1)
------------------------------------------------------------------------------------------------------------------------------------

(1)  Provided as of April 30, 2013.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FIA-SK-019-0100



                                       6